Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

23. Subsequent Events

On February 5, 2020, the board of directors of GasLog Partners approved and declared a quarterly cash distribution, with respect to the quarter ended December 31, 2019, of $0.561 per unit. The cash distribution was paid on February 21, 2020, to all common unitholders of record as of February 18, 2020. The aggregate amount of the declared distribution was $26,754.

On February 5, 2020, the board of directors of GasLog Partners approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.53125 per preference unit. The cash distributions are payable on March 16, 2020 to all unitholders of record as of March 9, 2020.

In the period from January 1, 2020 through March 3, 2020, GasLog Partners has repurchased and cancelled a total of 191,490 units at a weighted average price of $5.20 per common unit for a total amount of $996, including commissions.